Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity [Abstract]
Shareholders' Equity
6.         Shareholders’ Equity

Authorized capital stock

The Company’s authorized capital stock consists of an unlimited number of shares of no par common stock.

On August 10, 2011, the Board of Directors approved a 1-for-18 reverse stock split, or “share consolidation”, which became effective on August 25, 2011. The 1-for-18 reverse stock split affected all of the Company’s common shares, stock options and warrants outstanding at the effective date. Consequently, the Company has retroactively adjusted its financial statements for all periods presented to show the share shares, stock options and warrants as if they had always been presented on this basis. The number of units and unit prices (including with respect to the units issued in our 2011 Private Placement and the Rights Offering) have not been adjusted to reflect the Share Consolidation, and the number of warrants outstanding have not been adjusted to reflect the Share Consolidation (in accordance with the terms of the warrants, the number of shares of common stock issuable thereunder were adjusted as a result of the Share Consolidation but not the number of warrants outstanding).

Equity financings

On November 22, 2013, the Company completed the closing of non-brokered private placement (the “Offering”) of 4,000 units for gross proceeds of US$1,600.  Each unit (a “Unit”) was issued at a price of $0.40 per Unit and consisted of one common share of the Company (the “Common Shares”) and one common share purchase warrant (the “Warrants”). Each Warrant entitles the holder thereof to acquire one Common Share at a price of US$0.50 per share for a period of five years from the date of issuance.

Warrants to Purchase Common Stock

At December 31, 2013, the Company had the following warrants outstanding to purchase common stock priced in Canadian dollars with a weighted average exercise price of $1.44 and a weighted average remaining life of 2.6 years. The Company also had warrants outstanding to purchase common stock priced in U.S. dollars with a weighted average price of $0.50 and a weighted average remaining life of 6.9 years:

Warrant Description	Common Shares Issuable Upon Exercise of Outstanding
(Warrants in thousands)	Warrants at December 31, 2013	Exercise Price CND/USD	Expiration Date
Investor Warrants (1)	13,337	$1.44 CND	April 30, 2015
Investor Warrants (2)	4,698	$1.44 CND	March 29, 2016
Investor Warrants (3)	4,000	$0.50 USD	November 22, 2020
	22,035

(1) On April 30, 2010, the Company announced that it had completed a first closing of a non-brokered private placement (“Private Placement”) of 240,066 units, at a price of $0.03 CAD per unit for net proceeds of CAD$7,200. Each unit consisted of one common share and one common share purchase warrant (a “Warrant”). As a result of the Share Consolidation, each eighteen (18) Warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$1.44 per whole share for a period of five years from the issue date.

(2) On March 29, 2011, the Company announced that it had completed a non-brokered rights offering of 84,559 units, at a price of $0.03 CAD per unit for total net proceeds of $2,547. Each unit consisted of one common share and one common share purchase warrant (a “Warrant”). As a result of the Share Consolidation, each eighteen (18) Warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$1.44 per whole share for a period of five years from the issue date.